Tanbreez Acquisition - Schedule of Tanbreez Acquisition (Parentheticals) (Details)	Apr. 29, 2026
Schedule of Tanbreez Acquisition [Abstract]
Total number of shares issued to acquire the controlling interest	50.50%
Interest in shares	42.00%
Additional interest acquired	50.50%